Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
May 31, 2022
CBD-NPRT3-0722
1.907009.112
Nonconvertible Bonds - 89.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
2.25% 2/1/32	13,000,000	10,991,362
3.55% 9/15/55	5,501,000	4,404,526
3.65% 9/15/59	3,848,000	3,080,520
3.8% 12/1/57	16,364,000	13,495,350
4.3% 2/15/30	5,000,000	5,041,275
4.5% 5/15/35	3,834,000	3,828,261
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	8,250,000	7,420,309
Verizon Communications, Inc.:
2.355% 3/15/32	7,000,000	6,028,801
2.55% 3/21/31	4,843,000	4,287,066
3% 11/20/60	8,375,000	6,085,118
3.15% 3/22/30	721,000	672,597
3.7% 3/22/61	12,000,000	9,967,774
4.016% 12/3/29	10,000,000	9,911,352
4.329% 9/21/28	2,268,000	2,307,704
4.4% 11/1/34	13,039,000	13,046,228
4.5% 8/10/33	1,048,000	1,061,223
		101,629,466
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	11,650,000	11,554,410
4.7% 3/23/50	5,000,000	5,178,795
		16,733,205
Interactive Media & Services - 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (b)	2,810,000	2,452,849
3.575% 4/11/26 (b)	3,730,000	3,654,934
		6,107,783
Media - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	13,200,000	11,920,920
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	7,300,000	5,288,635
3.85% 4/1/61	8,500,000	6,016,338
5.25% 4/1/53	3,700,000	3,369,539
5.375% 5/1/47	4,670,000	4,285,806
5.5% 4/1/63	3,700,000	3,301,427
Comcast Corp.:
2.937% 11/1/56 (b)	2,589,000	1,930,795
2.987% 11/1/63 (b)	10,034,000	7,251,513
3.999% 11/1/49	1,427,000	1,325,776
Discovery Communications LLC:
3.95% 3/20/28	13,000,000	12,536,207
4.65% 5/15/50	5,800,000	4,882,102
Fox Corp.:
3.5% 4/8/30	9,550,000	8,870,135
4.709% 1/25/29	405,000	409,875
5.476% 1/25/39	400,000	408,900
5.576% 1/25/49	265,000	275,018
Magallanes, Inc.:
3.755% 3/15/27 (b)	2,104,000	2,042,143
4.054% 3/15/29 (b)	729,000	698,407
4.279% 3/15/32 (b)	7,886,000	7,370,616
5.05% 3/15/42 (b)	3,039,000	2,746,865
5.141% 3/15/52 (b)	7,496,000	6,706,986
5.391% 3/15/62 (b)	5,490,000	4,918,463
Time Warner Cable LLC:
5.5% 9/1/41	561,000	522,602
5.875% 11/15/40	7,482,000	7,443,807
6.55% 5/1/37	1,930,000	2,039,511
6.75% 6/15/39	1,246,000	1,327,683
7.3% 7/1/38	6,915,000	7,660,506
		115,550,575
Wireless Telecommunication Services - 1.8%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	11,945,000	11,329,657
4.55% 3/15/52 (b)	13,400,000	12,447,142
T-Mobile U.S.A., Inc.:
2.4% 3/15/29 (b)	3,174,000	2,805,306
2.7% 3/15/32 (b)	11,520,000	9,957,278
3.5% 4/15/25	2,000,000	1,984,669
3.75% 4/15/27	7,500,000	7,404,478
Vodafone Group PLC:
3.25% 6/4/81 (c)	2,900,000	2,569,582
4.125% 5/30/25	5,882,000	5,986,863
4.375% 5/30/28	6,017,000	6,127,620
5.25% 5/30/48	7,000,000	7,008,080
		67,620,675
TOTAL COMMUNICATION SERVICES		307,641,704
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 2.0%
Ford Motor Co. 3.25% 2/12/32	11,000,000	9,231,002
General Motors Co.:
5% 4/1/35	2,279,000	2,158,709
5.2% 4/1/45	2,600,000	2,359,296
5.4% 4/1/48	1,050,000	971,745
5.95% 4/1/49	4,960,000	4,904,363
General Motors Financial Co., Inc.:
3.1% 1/12/32	12,060,000	10,196,195
4.3% 4/6/29	11,200,000	10,679,611
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)	5,994,000	5,334,178
2.691% 9/15/31 (b)	11,150,000	9,207,677
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	12,000,000	10,502,958
4.75% 11/13/28 (b)	8,072,000	8,230,547
		73,776,281
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	6,032,000	5,179,533
Diversified Consumer Services - 0.3%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	4,983,825
5.75% 6/15/43	358,000	389,145
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	5,547,719
		10,920,689
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.875% 12/9/45	6,679,000	6,886,809
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,173,879
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	1,065,000	885,015
Multiline Retail - 0.9%
Dollar General Corp. 3.5% 4/3/30	11,170,000	10,406,678
Dollar Tree, Inc.:
2.65% 12/1/31	12,000,000	10,172,548
4% 5/15/25	6,286,000	6,346,693
4.2% 5/15/28	6,377,000	6,358,163
		33,284,082
Specialty Retail - 1.6%
Advance Auto Parts, Inc. 1.75% 10/1/27	5,010,000	4,358,798
AutoNation, Inc.:
1.95% 8/1/28	12,350,000	10,568,999
3.85% 3/1/32	5,400,000	4,840,911
4.75% 6/1/30	354,000	345,458
AutoZone, Inc. 4% 4/15/30	9,600,000	9,332,126
Lowe's Companies, Inc. 3% 10/15/50	11,700,000	8,729,657
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	2,830,793
4.35% 6/1/28	6,286,000	6,363,773
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,268,452
The Home Depot, Inc. 5.95% 4/1/41	846,000	999,459
Triton Container International Ltd. 1.15% 6/7/24 (b)	5,450,000	5,152,975
		58,791,401
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	12,275,000	10,398,530
TOTAL CONSUMER DISCRETIONARY		205,296,219
CONSUMER STAPLES - 5.6%
Beverages - 1.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	7,000,000	6,980,360
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	2,051,714
4.9% 2/1/46	966,000	963,290
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	14,450,799
4.5% 6/1/50	7,000,000	6,658,187
4.6% 4/15/48	10,509,000	9,999,302
4.9% 1/23/31	5,729,000	6,050,698
Constellation Brands, Inc. 2.875% 5/1/30	8,624,000	7,680,551
		54,834,901
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	9,622,000	8,561,213
Food Products - 1.5%
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	13,215,000	11,822,542
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	12,645,000	10,384,706
4.375% 2/2/52 (b)	5,480,000	4,245,027
5.5% 1/15/30 (b)	12,850,000	12,464,500
JDE Peet's BV 2.25% 9/24/31 (b)	4,272,000	3,418,951
Smithfield Foods, Inc. 3% 10/15/30 (b)	2,115,000	1,820,968
Viterra Finance BV 4.9% 4/21/27 (b)	13,300,000	13,177,158
		57,333,852
Tobacco - 2.4%
Altria Group, Inc.:
2.45% 2/4/32	5,875,000	4,736,809
3.4% 2/4/41	10,300,000	7,498,553
4.25% 8/9/42	1,221,000	980,510
4.8% 2/14/29	99,000	98,904
BAT Capital Corp.:
2.259% 3/25/28	11,550,000	9,984,929
2.726% 3/25/31	15,400,000	12,703,036
3.215% 9/6/26	11,285,000	10,777,885
3.222% 8/15/24	5,433,000	5,391,426
3.557% 8/15/27	8,000,000	7,534,633
3.984% 9/25/50	5,000,000	3,590,324
4.7% 4/2/27	2,012,000	1,998,163
BAT International Finance PLC 4.448% 3/16/28	7,650,000	7,440,761
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	7,764,000	7,421,033
4.25% 7/21/25 (b)	4,713,000	4,678,007
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	1,662,942
Reynolds American, Inc.:
4.45% 6/12/25	527,000	533,754
5.7% 8/15/35	274,000	271,711
		87,303,380
TOTAL CONSUMER STAPLES		208,033,346
ENERGY - 8.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	12,157,690
Oil, Gas & Consumable Fuels - 8.2%
Boardwalk Pipelines LP 4.95% 12/15/24	3,700,000	3,776,431
Canadian Natural Resources Ltd.:
2.95% 7/15/30	7,890,000	7,095,313
3.9% 2/1/25	3,884,000	3,897,442
5.85% 2/1/35	476,000	497,178
6.25% 3/15/38	3,908,000	4,301,066
Cenovus Energy, Inc.:
2.65% 1/15/32	1,233,000	1,061,258
3.75% 2/15/52	3,820,000	3,062,442
4.25% 4/15/27	2,604,000	2,611,092
5.375% 7/15/25	9,137,000	9,539,485
5.4% 6/15/47	4,008,000	4,086,107
6.75% 11/15/39	5,434,000	6,120,257
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	5,951,300
ConocoPhillips Co.:
6.5% 2/1/39	4,132,000	5,067,802
6.95% 4/15/29	2,739,000	3,238,992
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	200,831
5.125% 5/15/29	8,176,000	8,176,818
5.375% 7/15/25	5,000,000	5,124,900
5.6% 4/1/44	307,000	273,702
5.85% 5/21/43 (b)(c)	6,734,000	5,909,085
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29 (b)	7,508,000	6,780,826
3.9% 11/15/49 (b)	7,000,000	5,809,040
Enbridge, Inc.:
4.25% 12/1/26	383,000	386,852
5.5% 12/1/46	3,408,000	3,671,253
Energy Transfer LP:
3.75% 5/15/30	10,655,000	9,907,861
4% 10/1/27	4,055,000	3,935,755
4.2% 9/15/23	259,000	262,137
4.25% 4/1/24	11,475,000	11,552,853
4.95% 6/15/28	882,000	894,454
5% 5/15/50	6,650,000	5,985,266
5.4% 10/1/47	1,753,000	1,613,596
5.8% 6/15/38	493,000	486,116
6% 6/15/48	322,000	318,352
Enterprise Products Operating LP:
4.85% 3/15/44	1,818,000	1,764,931
4.95% 10/15/54	2,188,000	2,117,407
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	4,510,000	4,606,221
Hess Corp.:
4.3% 4/1/27	13,487,000	13,457,282
5.6% 2/15/41	6,914,000	7,042,890
5.8% 4/1/47	4,100,000	4,314,869
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	9,362,539
MPLX LP:
1.75% 3/1/26	9,336,000	8,539,033
2.65% 8/15/30	12,000,000	10,420,180
4.875% 12/1/24	381,000	389,827
Occidental Petroleum Corp.:
2.9% 8/15/24	1,164,000	1,134,900
5.55% 3/15/26	670,000	697,845
Ovintiv, Inc.:
5.15% 11/15/41	1,620,000	1,539,057
7.375% 11/1/31	1,041,000	1,192,719
8.125% 9/15/30	4,649,000	5,458,691
Petroleos Mexicanos:
4.5% 1/23/26	7,000,000	6,526,800
6.49% 1/23/27	991,000	946,603
6.5% 3/13/27	8,572,000	8,177,174
Phillips 66 Co. 3.85% 4/9/25	234,000	236,534
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	1,694,000	1,561,939
3.85% 10/15/23	4,984,000	5,000,722
4.65% 10/15/25	5,859,000	5,931,196
Qatar Petroleum 2.25% 7/12/31 (b)	12,715,000	11,284,563
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	611,139
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	4,052,429
4.5% 3/15/45	872,000	801,107
Suncor Energy, Inc. 6.5% 6/15/38	3,417,000	3,908,452
The Williams Companies, Inc.:
2.6% 3/15/31	12,300,000	10,661,737
3.5% 11/15/30	3,807,000	3,539,725
5.75% 6/24/44	4,411,000	4,590,507
TransCanada PipeLines Ltd. 4.25% 5/15/28	9,800,000	9,862,641
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	448,000	414,658
Western Gas Partners LP:
4.55% 2/1/30	21,139,000	20,206,136
4.65% 7/1/26	238,000	237,405
		302,185,720
TOTAL ENERGY		314,343,410
FINANCIALS - 31.4%
Banks - 17.5%
AIB Group PLC:
4.263% 4/10/25 (b)(c)	5,181,000	5,157,211
4.75% 10/12/23 (b)	6,356,000	6,401,773
Banco Santander SA 2.749% 12/3/30	17,400,000	14,418,472
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	9,000,000	8,556,530
1.898% 7/23/31 (c)	11,200,000	9,279,751
2.592% 4/29/31 (c)	12,500,000	10,979,164
2.972% 2/4/33 (c)	30,000,000	26,622,353
3.194% 7/23/30 (c)	16,960,000	15,682,261
3.705% 4/24/28 (c)	6,286,000	6,143,299
4% 1/22/25	2,943,000	2,956,557
4.571% 4/27/33 (c)	14,000,000	14,142,823
6.11% 1/29/37	2,152,000	2,447,118
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	6,356,000	6,409,731
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	6,753,194
Barclays PLC:
1.007% 12/10/24 (c)	4,697,000	4,501,491
3.65% 3/16/25	3,904,000	3,884,293
3.811% 3/10/42 (c)	12,000,000	9,423,097
5.088% 6/20/30 (c)	10,793,000	10,628,675
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(d)	6,494,000	5,800,554
1.904% 9/30/28 (b)(c)	11,750,000	10,216,273
2.159% 9/15/29 (b)(c)	6,296,000	5,417,574
2.219% 6/9/26 (b)(c)	3,473,000	3,263,824
2.824% 1/26/41 (b)	9,300,000	6,690,697
4.625% 3/13/27 (b)	4,075,000	4,071,704
BPCE SA:
2.277% 1/20/32 (b)(c)	12,075,000	9,906,799
3.116% 10/19/32 (b)(c)	9,800,000	8,211,514
Citigroup, Inc.:
2.666% 1/29/31 (c)	8,200,000	7,213,112
3.106% 4/8/26 (c)	14,000,000	13,665,893
3.785% 3/17/33 (c)	10,000,000	9,400,092
3.98% 3/20/30 (c)	12,000,000	11,615,921
4.4% 6/10/25	1,331,000	1,345,441
4.6% 3/9/26	921,000	933,791
4.91% 5/24/33 (c)	5,257,000	5,398,538
8.125% 7/15/39	1,728,000	2,372,654
Citizens Financial Group, Inc. 2.638% 9/30/32	6,941,000	5,698,541
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	26,452,000	23,900,713
Credit Agricole SA 2.811% 1/11/41 (b)	6,691,000	4,824,797
Danske Bank A/S 1.171% 12/8/23 (b)(c)	16,700,000	16,531,226
Fifth Third Bancorp 8.25% 3/1/38	3,460,000	4,636,830
HSBC Holdings PLC:
2.251% 11/22/27 (c)	8,604,000	7,818,639
2.357% 8/18/31 (c)	24,800,000	20,689,080
2.848% 6/4/31 (c)	9,800,000	8,508,790
4.041% 3/13/28 (c)	6,005,000	5,853,501
4.762% 3/29/33 (c)	12,550,000	11,976,747
4.95% 3/31/30	462,000	467,245
Huntington Bancshares, Inc. 2.487% 8/15/36 (c)	9,956,000	8,062,261
ING Groep NV:
4.017% 3/28/28 (c)	15,000,000	14,632,206
4.252% 3/28/33 (c)	10,000,000	9,569,827
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	19,037,000	19,175,829
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	15,000,000	13,557,575
2.956% 5/13/31 (c)	1,884,000	1,681,229
Lloyds Banking Group PLC:
2.907% 11/7/23 (c)	5,633,000	5,627,127
3.87% 7/9/25 (c)	5,500,000	5,502,603
4.375% 3/22/28	6,937,000	6,909,177
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	5,500,000	5,286,346
4.08% 4/19/28 (c)	14,650,000	14,521,608
Mizuho Financial Group, Inc. 2.564% 9/13/31	17,000,000	13,923,400
NatWest Group PLC:
5.125% 5/28/24	5,080,000	5,158,726
6% 12/19/23	17,115,000	17,664,415
Rabobank Nederland:
3.649% 4/6/28 (b)(c)	11,150,000	10,820,634
3.75% 7/21/26	6,754,000	6,584,909
Royal Bank of Canada 4.65% 1/27/26	1,061,000	1,084,718
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,768,000	2,513,420
3.5% 6/7/24	6,658,000	6,624,033
Societe Generale:
1.488% 12/14/26 (b)(c)	4,601,000	4,111,523
3.625% 3/1/41 (b)	12,500,000	9,060,956
4.25% 4/14/25 (b)	2,698,000	2,694,972
4.75% 11/24/25 (b)	6,461,000	6,467,282
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	6,937,000	6,889,269
SVB Financial Group:
1.8% 10/28/26	6,500,000	5,907,498
3.125% 6/5/30	2,947,000	2,609,716
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,139,618
UniCredit SpA 1.982% 6/3/27 (b)(c)	9,900,000	8,739,998
Wells Fargo & Co.:
2.164% 2/11/26 (c)	14,170,000	13,541,910
2.188% 4/30/26 (c)	12,500,000	11,887,656
3.068% 4/30/41 (c)	12,500,000	10,235,675
Zions Bancorp NA 3.25% 10/29/29	8,229,000	7,416,066
		644,420,465
Capital Markets - 5.4%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	9,504,192
2.875% 6/15/27	5,125,000	4,504,951
3.25% 7/15/25	5,300,000	5,042,953
3.875% 1/15/26	6,017,000	5,754,298
4.25% 3/1/25	5,162,000	5,068,343
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)	2,000,000	1,407,417
3.5% 9/10/49 (b)	7,409,000	5,985,699
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	3,093,000	2,958,781
3.091% 5/14/32 (b)(c)	8,500,000	7,128,293
4.194% 4/1/31 (b)(c)	9,628,000	8,919,354
4.55% 4/17/26	4,872,000	4,866,513
Deutsche Bank AG 4.5% 4/1/25	15,225,000	15,109,359
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	12,621,000	11,534,019
3.035% 5/28/32 (c)	6,468,000	5,367,651
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	6,721,000	6,721,945
3.5% 4/1/25	6,500,000	6,491,260
3.5% 11/16/26	5,162,000	5,095,427
3.75% 5/22/25	9,653,000	9,705,240
3.75% 2/25/26	4,490,000	4,493,743
Moody's Corp.:
2.55% 8/18/60	4,129,000	2,665,922
5.25% 7/15/44	3,041,000	3,171,149
Morgan Stanley:
1.794% 2/13/32 (c)	11,750,000	9,639,072
2.188% 4/28/26 (c)	11,770,000	11,244,506
2.699% 1/22/31 (c)	10,000,000	8,970,100
3.737% 4/24/24 (c)	6,219,000	6,245,780
3.875% 1/27/26	4,507,000	4,516,358
4.3% 1/27/45	851,000	802,226
5% 11/24/25	7,363,000	7,618,801
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	6,763,000	6,790,693
S&P Global, Inc. 3.9% 3/1/62 (b)	3,876,000	3,462,915
UBS Group AG 3.126% 8/13/30 (b)(c)	8,605,000	7,841,171
		198,628,131
Consumer Finance - 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	4,500,000	4,218,555
1.75% 1/30/26	6,211,000	5,546,135
2.45% 10/29/26	1,864,000	1,666,756
3% 10/29/28	1,952,000	1,712,740
3.3% 1/30/32	2,088,000	1,761,856
3.4% 10/29/33	4,321,000	3,560,743
3.85% 10/29/41	7,060,000	5,514,102
4.875% 1/16/24	371,000	373,651
Ally Financial, Inc.:
2.2% 11/2/28	3,965,000	3,369,092
3.05% 6/5/23	4,445,000	4,447,361
3.875% 5/21/24	1,970,000	1,980,247
5.75% 11/20/25	7,714,000	7,941,902
5.8% 5/1/25	1,997,000	2,087,803
8% 11/1/31	5,566,000	6,536,968
Capital One Financial Corp.:
2.359% 7/29/32 (c)	13,862,000	10,989,994
5.268% 5/10/33 (c)	13,000,000	13,318,437
Discover Financial Services 4.5% 1/30/26	1,042,000	1,049,822
Ford Motor Credit Co. LLC:
3.375% 11/13/25	8,750,000	8,375,325
3.625% 6/17/31	200,000	173,000
4.063% 11/1/24	8,000,000	7,839,668
4.95% 5/28/27	16,400,000	16,322,633
GE Capital International Funding Co. 4.418% 11/15/35	3,589,000	3,538,706
Synchrony Financial 4.375% 3/19/24	513,000	517,094
		112,842,590
Diversified Financial Services - 2.5%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	3,303,000	2,849,863
Athene Global Funding:
1.45% 1/8/26 (b)	17,950,000	16,244,060
2.5% 3/24/28 (b)	11,200,000	9,964,877
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	9,805,000	9,557,866
BP Capital Markets America, Inc. 2.939% 6/4/51	12,000,000	9,077,181
Brixmor Operating Partnership LP:
2.25% 4/1/28	3,781,000	3,332,672
4.05% 7/1/30	2,172,000	2,041,099
4.125% 5/15/29	1,112,000	1,069,344
Equitable Holdings, Inc.:
4.35% 4/20/28	6,107,000	6,124,663
5% 4/20/48	2,979,000	2,901,407
Jackson Financial, Inc.:
3.125% 11/23/31 (b)	18,220,000	15,264,149
4% 11/23/51 (b)	6,000,000	4,584,524
Rexford Industrial Realty LP 2.15% 9/1/31	4,635,000	3,803,490
Voya Financial, Inc.:
4.7% 1/23/48 (c)	5,029,000	4,285,586
5.7% 7/15/43	2,341,000	2,521,415
		93,622,196
Insurance - 2.9%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,743,000	1,422,318
3.375% 4/7/30 (b)	2,730,000	2,605,594
3.6% 4/9/29 (b)	3,500,000	3,414,748
3.9% 4/6/28 (b)	4,213,000	4,214,113
American International Group, Inc. 5.75% 4/1/48 (c)	5,747,000	5,474,018
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	8,775,000	7,657,765
Aon Corp. 6.25% 9/30/40	228,000	261,941
Assurant, Inc. 2.65% 1/15/32	12,450,000	10,163,642
Athene Holding Ltd.:
3.45% 5/15/52	6,000,000	4,360,631
3.95% 5/25/51	2,575,000	2,062,748
Brown & Brown, Inc. 2.375% 3/15/31	5,701,000	4,715,883
Empower Finance 2020 LP 3.075% 9/17/51 (b)	5,656,000	4,190,768
Fairfax Financial Holdings Ltd. 3.375% 3/3/31	5,515,000	4,917,827
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	1,001,428
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)	9,725,000	6,984,421
3.729% 10/15/70 (b)	2,604,000	1,952,507
Pacific LifeCorp:
3.35% 9/15/50 (b)	11,300,000	8,932,110
5.125% 1/30/43 (b)	1,156,000	1,173,796
Pricoa Global Funding I 5.625% 6/15/43 (c)	4,490,000	4,455,024
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,223,586
Prudential Financial, Inc. 3.935% 12/7/49	1,354,000	1,217,658
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	8,978,000	8,725,950
SunAmerica, Inc.:
3.65% 4/5/27 (b)	1,496,000	1,456,844
3.85% 4/5/29 (b)	1,468,000	1,408,755
3.9% 4/5/32 (b)	1,747,000	1,659,927
4.35% 4/5/42 (b)	397,000	360,447
4.4% 4/5/52 (b)	1,175,000	1,051,528
Unum Group:
4.125% 6/15/51	8,470,000	6,532,785
5.75% 8/15/42	3,366,000	3,263,009
		106,861,771
TOTAL FINANCIALS		1,156,375,153
HEALTH CARE - 7.0%
Biotechnology - 0.9%
AbbVie, Inc.:
3.2% 11/21/29	5,000,000	4,700,187
4.05% 11/21/39	5,000,000	4,652,661
4.25% 11/21/49	5,700,000	5,335,653
4.55% 3/15/35	4,916,000	4,967,669
Amgen, Inc. 4.663% 6/15/51	6,000,000	5,896,199
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	5,900,000	4,879,172
2.8% 9/15/50	4,000,000	2,837,704
		33,269,245
Health Care Providers & Services - 3.7%
Anthem, Inc. 2.25% 5/15/30	8,725,000	7,646,625
Centene Corp.:
2.625% 8/1/31	16,630,000	14,217,735
3% 10/15/30	15,525,000	13,838,985
4.25% 12/15/27	1,615,000	1,606,925
4.625% 12/15/29	5,880,000	5,794,975
Cigna Corp.:
3.4% 3/15/50	7,000,000	5,578,040
3.4% 3/15/51	7,000,000	5,593,542
4.125% 11/15/25	838,000	852,425
4.375% 10/15/28	1,336,000	1,356,502
4.8% 8/15/38	4,331,000	4,383,910
4.9% 12/15/48	831,000	828,605
CVS Health Corp. 4.78% 3/25/38	3,477,000	3,459,618
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	3,530,000	3,267,785
3.625% 3/15/32 (b)	12,535,000	11,448,129
4.625% 3/15/52 (b)	5,310,000	4,675,526
5.125% 6/15/39	3,015,000	2,928,866
5.25% 6/15/49	3,323,000	3,204,445
Quest Diagnostics, Inc. 2.95% 6/30/30	10,000,000	9,017,397
Sabra Health Care LP 3.2% 12/1/31	9,732,000	8,021,745
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	110,269
4.25% 3/15/43	2,244,000	2,193,115
4.625% 7/15/35	671,000	702,126
4.75% 7/15/45	1,642,000	1,721,015
Universal Health Services, Inc.:
2.65% 10/15/30 (b)	15,083,000	12,757,373
2.65% 1/15/32 (b)	15,293,000	12,552,469
		137,758,147
Pharmaceuticals - 2.4%
AstraZeneca PLC 6.45% 9/15/37	4,965,000	6,229,532
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	7,000,000	6,944,866
4.25% 12/15/25 (b)	13,334,000	13,451,061
4.375% 12/15/28 (b)	8,500,000	8,494,220
4.875% 6/25/48 (b)	8,545,000	8,168,585
Elanco Animal Health, Inc.:
5.772% 8/28/23 (c)	283,000	288,660
6.4% 8/28/28 (c)	11,422,000	11,739,532
Mylan NV 4.55% 4/15/28	8,085,000	7,929,673
Perrigo Finance PLC 3.9% 6/15/30	10,400,000	9,559,815
Viatris, Inc.:
2.7% 6/22/30	8,964,000	7,495,552
4% 6/22/50	10,251,000	7,651,121
		87,952,617
TOTAL HEALTH CARE		258,980,009
INDUSTRIALS - 4.3%
Aerospace & Defense - 1.3%
BAE Systems PLC:
3% 9/15/50 (b)	6,954,000	5,075,285
3.4% 4/15/30 (b)	863,000	805,891
Northrop Grumman Corp.:
2.93% 1/15/25	50,000	49,571
4.03% 10/15/47	5,388,000	4,988,665
The Boeing Co.:
2.75% 2/1/26	3,325,000	3,130,973
5.04% 5/1/27	16,500,000	16,578,083
5.15% 5/1/30	16,500,000	16,404,118
		47,032,586
Airlines - 0.8%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,527,892	2,277,881
American Airlines, Inc. 3.75% 4/15/27	3,213,133	2,947,726
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	2,284,477	1,995,846
Southwest Airlines Co.:
5.125% 6/15/27	7,250,000	7,556,162
5.25% 5/4/25	12,600,000	13,110,147
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,840,767	1,649,539
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,552,769	1,470,620
		31,007,921
Building Products - 0.5%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	8,832,955
Carrier Global Corp. 2.7% 2/15/31	10,200,000	8,862,337
		17,695,292
Electrical Equipment - 0.1%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,273,558
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	475,924
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	6,416,000	6,198,923
		6,674,847
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	100,000	93,510
Road & Rail - 0.6%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	853,595
4.4% 3/15/42	2,244,000	2,198,671
Canadian Pacific Railway Co. 3.1% 12/2/51	7,181,000	5,632,531
CSX Corp.:
3.8% 4/15/50	126,000	110,352
4.3% 3/1/48	8,870,000	8,416,737
Union Pacific Corp. 3.25% 2/5/50	5,500,000	4,544,174
		21,756,060
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.875% 1/15/26	7,000,000	6,587,760
2.875% 1/15/32	15,300,000	12,677,000
		19,264,760
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	6,760,000	6,356,409
4.25% 4/15/26 (b)	1,403,000	1,342,346
4.375% 5/1/26 (b)	1,008,000	970,167
5.5% 1/15/26 (b)	1,800,000	1,796,419
		10,465,341
TOTAL INDUSTRIALS		159,263,875
INFORMATION TECHNOLOGY - 4.4%
Electronic Equipment & Components - 1.3%
Dell International LLC/EMC Corp.:
3.375% 12/15/41 (b)	6,000,000	4,496,616
3.45% 12/15/51 (b)	8,000,000	5,798,799
5.3% 10/1/29	10,000,000	10,157,003
5.85% 7/15/25	485,000	509,720
6.02% 6/15/26	3,386,000	3,575,401
Vontier Corp.:
2.4% 4/1/28	12,350,000	10,562,461
2.95% 4/1/31	13,858,000	11,673,563
		46,773,563
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	8,591,000	7,903,548
Fiserv, Inc. 3.5% 7/1/29	3,773,000	3,528,470
		11,432,018
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	843,000	732,909
2.45% 2/15/31 (b)	7,200,000	5,967,852
2.6% 2/15/33 (b)	7,289,000	5,855,274
3.5% 2/15/41 (b)	5,793,000	4,583,597
3.75% 2/15/51 (b)	2,719,000	2,123,321
Marvell Technology, Inc. 2.45% 4/15/28	8,000,000	7,136,427
Microchip Technology, Inc.:
0.972% 2/15/24	7,000,000	6,709,276
0.983% 9/1/24 (b)	4,181,000	3,930,129
Micron Technology, Inc.:
2.703% 4/15/32	3,275,000	2,738,992
3.366% 11/1/41	3,570,000	2,780,690
3.477% 11/1/51	3,580,000	2,658,286
4.185% 2/15/27	13,879,000	13,884,781
		59,101,534
Software - 1.1%
Oracle Corp.:
2.5% 4/1/25	7,000,000	6,747,678
2.8% 4/1/27	5,000,000	4,639,642
2.875% 3/25/31	12,000,000	10,211,023
3.95% 3/25/51	8,510,000	6,488,699
4.375% 5/15/55	3,725,000	2,979,140
5.375% 7/15/40	216,000	207,377
Roper Technologies, Inc.:
1.75% 2/15/31	6,000,000	4,877,266
2.95% 9/15/29	4,544,000	4,136,583
		40,287,408
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 3.85% 8/4/46	4,529,000	4,352,981
TOTAL INFORMATION TECHNOLOGY		161,947,504
MATERIALS - 0.9%
Chemicals - 0.5%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	8,450,000	7,434,251
2.3% 11/1/30 (b)	8,500,000	7,210,243
LYB International Finance III LLC 2.25% 10/1/30	5,205,000	4,445,797
The Dow Chemical Co. 4.55% 11/30/25	136,000	139,793
		19,230,084
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	5,978,503
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/29 (b)	10,000,000	9,486,250
TOTAL MATERIALS		34,694,837
REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	16,250,000	12,862,480
4.7% 7/1/30	1,381,000	1,402,658
American Homes 4 Rent LP:
2.375% 7/15/31	340,000	281,143
3.375% 7/15/51	526,000	383,022
3.625% 4/15/32	1,607,000	1,466,045
4.3% 4/15/52	1,113,000	950,675
American Tower Corp.:
2.1% 6/15/30	5,700,000	4,683,162
2.4% 3/15/25	8,080,000	7,782,084
Camden Property Trust 3.15% 7/1/29	6,286,000	5,920,850
Corporate Office Properties LP:
2% 1/15/29	3,264,000	2,729,036
2.25% 3/15/26	831,000	766,096
2.9% 12/1/33	9,000,000	7,316,127
Crown Castle International Corp. 3.3% 7/1/30	14,000,000	12,760,878
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	3,997,045
Invitation Homes Operating Partnership LP:
2% 8/15/31	4,645,000	3,726,985
4.15% 4/15/32	2,349,000	2,241,566
Kite Realty Group Trust:
4% 3/15/25	225,000	223,165
4.75% 9/15/30	4,559,000	4,453,586
LXP Industrial Trust (REIT) 4.4% 6/15/24	225,000	227,198
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	19,000,000	16,612,413
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,096,000	2,457,264
3.375% 2/1/31	11,659,000	9,738,453
4.375% 8/1/23	1,387,000	1,392,007
Piedmont Operating Partnership LP 2.75% 4/1/32	670,000	539,999
Realty Income Corp. 2.85% 12/15/32	481,000	429,321
Simon Property Group LP 2.45% 9/13/29	7,542,000	6,641,377
Spirit Realty LP 2.1% 3/15/28	4,920,000	4,296,077
Store Capital Corp.:
2.7% 12/1/31	13,000,000	10,770,969
2.75% 11/18/30	979,000	832,486
Sun Communities Operating LP:
2.3% 11/1/28	764,000	669,467
2.7% 7/15/31	1,942,000	1,641,653
4.2% 4/15/32	15,000,000	14,117,535
UDR, Inc. 2.1% 8/1/32	7,194,000	5,799,897
Ventas Realty LP:
2.5% 9/1/31	5,636,000	4,793,659
3% 1/15/30	8,140,000	7,343,866
4.4% 1/15/29	10,000,000	9,928,408
VICI Properties LP:
4.75% 2/15/28	3,225,000	3,190,331
4.95% 2/15/30	9,650,000	9,485,564
Vornado Realty LP:
2.15% 6/1/26	837,000	763,506
3.4% 6/1/31	3,027,000	2,645,706
WP Carey, Inc.:
2.4% 2/1/31	5,638,000	4,735,924
4% 2/1/25	7,950,000	7,993,009
		200,992,692
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
4.1% 10/1/24	2,694,000	2,716,417
4.55% 10/1/29	1,809,000	1,782,331
Tanger Properties LP 2.75% 9/1/31	6,451,000	5,245,160
		9,743,908
TOTAL REAL ESTATE		210,736,600
UTILITIES - 8.0%
Electric Utilities - 4.4%
Alabama Power Co. 3.05% 3/15/32	3,060,000	2,856,932
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	9,388,000	8,172,864
Cleco Corporate Holdings LLC:
3.375% 9/15/29	11,165,000	10,149,301
3.743% 5/1/26	16,357,000	15,986,185
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	3,597,000	3,436,003
Duke Energy Corp. 2.45% 6/1/30	1,269,000	1,100,936
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	2,722,732
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,167,000	985,552
2.775% 1/7/32 (b)	4,292,000	3,612,048
3.616% 8/1/27 (b)	4,394,000	4,191,632
Edison International 3.55% 11/15/24	4,250,000	4,216,142
Exelon Corp.:
3.35% 3/15/32 (b)	20,822,000	19,086,180
4.05% 4/15/30	586,000	574,125
4.1% 3/15/52 (b)	609,000	542,830
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,045,135
2.25% 9/1/30	9,244,000	7,739,678
2.65% 3/1/30	4,770,000	4,168,384
7.375% 11/15/31	7,300,000	8,621,081
IPALCO Enterprises, Inc.:
3.7% 9/1/24	430,000	429,800
4.25% 5/1/30	14,400,000	13,714,339
Southern Co.:
3.7% 4/30/30	14,820,000	14,091,039
4.4% 7/1/46	7,000,000	6,479,523
5.113% 8/1/27 (c)	18,500,000	18,995,780
Tampa Electric Co. 6.55% 5/15/36	449,000	531,119
Xcel Energy, Inc.:
3.5% 12/1/49	7,338,000	5,961,705
4.8% 9/15/41	499,000	471,920
		160,882,965
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (b)	1,796,000	1,658,368
ONE Gas, Inc. 2% 5/15/30	5,208,000	4,421,373
Southern Co. Gas Capital Corp. 3.15% 9/30/51	4,891,000	3,615,490
		9,695,231
Independent Power and Renewable Electricity Producers - 1.7%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	10,000,000	9,088,568
Emera U.S. Finance LP:
2.639% 6/15/31	12,675,000	10,891,227
3.55% 6/15/26	14,650,000	14,317,600
4.75% 6/15/46	8,751,000	8,084,633
The AES Corp.:
1.375% 1/15/26	4,810,000	4,345,615
2.45% 1/15/31	13,083,000	10,889,283
3.3% 7/15/25 (b)	3,929,000	3,823,624
3.95% 7/15/30 (b)	3,427,000	3,179,228
		64,619,778
Multi-Utilities - 1.6%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	6,500,000	4,857,351
Dominion Energy, Inc. 3.071% 8/15/24 (c)	8,845,000	8,802,686
NiSource, Inc.:
0.95% 8/15/25	2,663,000	2,438,638
2.95% 9/1/29	1,798,000	1,625,936
3.49% 5/15/27	3,591,000	3,507,819
3.6% 5/1/30	5,261,000	4,928,395
4.375% 5/15/47	5,000,000	4,454,383
4.8% 2/15/44	3,000,000	2,791,675
5.25% 2/15/43	212,000	209,057
5.95% 6/15/41	1,024,000	1,077,447
Puget Energy, Inc.:
2.379% 6/15/28	10,580,000	9,422,200
3.65% 5/15/25	2,636,000	2,614,262
4.1% 6/15/30	1,538,000	1,466,739
4.224% 3/15/32	7,430,000	7,089,709
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (c)(d)	105,000	82,609
2.2% 12/15/28	5,000,000	4,463,281
		59,832,187
TOTAL UTILITIES		295,030,161
TOTAL NONCONVERTIBLE BONDS (Cost $3,675,075,066)		3,312,342,818

U.S. Treasury Obligations - 4.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	21,300,000	16,559,086
1.875% 2/15/41	20,000,000	16,026,562
2% 11/15/41	31,000,000	25,172,969
2.25% 2/15/52 (e)	113,900,000	95,266,656
2.875% 5/15/52	24,000,000	23,092,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,164,391)		176,117,773

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $2,217,570)	2,217,570	2,194,434

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	2,048,281
California Gen. Oblig. Series 2010, 7.625% 3/1/40	305,000	419,089
TOTAL MUNICIPAL SECURITIES (Cost $2,431,410)		2,467,370

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 4.5% 4/22/29 (Cost $5,627,733)	5,000,000	5,037,500

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Regions Bank 6.45% 6/26/37 (Cost $2,729,527)	2,611,000	3,003,441

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (c)	5,706,000	5,418,702
FINANCIALS - 0.3%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22	2,763,000	2,811,113
Capital Markets - 0.2%
UBS Group AG:
4.375% (b)(c)(f)	3,595,000	2,913,556
4.875% (b)(c)(f)	7,660,000	6,896,480
		9,810,036
TOTAL FINANCIALS		12,621,149
TOTAL PREFERRED SECURITIES (Cost $19,953,193)		18,039,851

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (g)	160,715,171	160,747,314
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	24,956,609	24,959,105
TOTAL MONEY MARKET FUNDS (Cost $185,705,147)		185,706,419

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,091,904,037)	3,704,909,606
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(17,408,422)
NET ASSETS - 100.0%	3,687,501,184

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $816,760,235 or 22.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	129,127,516	1,614,220,376	1,582,600,578	255,940	-	-	160,747,314	0.3%
Fidelity Securities Lending Cash Central Fund 0.82%	-	25,065,920	106,815	227	-	-	24,959,105	0.1%
Total	129,127,516	1,639,286,296	1,582,707,393	256,167	-	-	185,706,419

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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